Expense Example, No Redemption {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Total Emerging Markets Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Total Emerging Markets Fund: Class A
Expense Example, No Redemption:
1 Year	$ 709
3 Years	993
5 Years	1,297
10 Years	2,158
Fidelity Advisor Total Emerging Markets Fund: Class M
Expense Example, No Redemption:
1 Year	518
3 Years	870
5 Years	1,246
10 Years	2,299
Fidelity Advisor Total Emerging Markets Fund: Class C
Expense Example, No Redemption:
1 Year	217
3 Years	670
5 Years	1,149
10 Years	2,472
Fidelity Advisor Total Emerging Markets Fund: Class I
Expense Example, No Redemption:
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
Fidelity Advisor Total Emerging Markets Fund: Class Z
Expense Example, No Redemption:
1 Year	100
3 Years	312
5 Years	542
10 Years	$ 1,201